Asset Acquisition	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset Acquisition

Note 3 – Asset Acquisition

On February 3, 2023 (Closing Date), the company acquired the assets and assumed the liabilities of Down 2 Fish Charters, LLC (D2F), a limited liability company organized under the laws of Florida, which operates a charter fishing business. On the Closing Date, the Company paid $50,000 in cash and issued a note for $700,000 for total consideration of $750,000. The Company’s consolidated statements of operations from the Closing Date through December 31, 2023 indicate a net loss of $1,316,573.

Assets acquired and liabilities assumed were recorded at their estimated fair values as of the Closing Date under the acquisition method of accounting. The estimated fair values of certain assets and liabilities including long-lived assets require judgment and assumptions. Adjustments may be made to these estimates during the measurement period and those adjustments could be material.

Assets acquired and liabilities assumed are based on their fair values as of the Closing Date, with the excess of cost over fair value of $771,009. For the period ended December 31, 2023 the Company recorded an impairment loss of $771,009 on the excess amount. Assets acquired are as follows:

Assets:
Cash and Cash Equivalents	$4,089
Trade and Other Receivables	5,100
Marine Operating Equipment	178,706
Commercial Fishing License	26,000
Total Assets	213,895

Liabilities:
Accounts Payable	4,910
Customer Deposits	644
Notes Payable	166,716
Related-Party Notes Payable	62,634
Total Liabilities	234,904

Loss on Asset Acquisition:
Purchase Price	750,000
Excess of Liabilities Assumed Over Assets Acquired	21,009
Net Loss on Asset Acquisition	$771,009

The Company did not incur any acquisition related costs during the period. Property and equipment acquired consisted primarily of offshore support vessels. The Company recorded property and equipment acquired at an estimated fair value of $178,706. The fair values of the offshore support vessels were estimated by applying a replacement cost approach. These assets will be tested for impairment upon the occurrence of a triggering event. The Company estimates the remaining useful lives for the vessels acquired are seven years, based on an original estimated useful life of ten years. The charter fishing license acquired is a perpetual federal fishing license, which grants the Company access to fish in federally regulated waters off the coast of Florida. This asset is not amortized and is tested for impairment at least annually.